Schedule of key management personnel compensation is comprised (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Aug. 31, 2026	Aug. 31, 2025	Aug. 31, 2026	Aug. 31, 2025
Notes and other explanatory information [abstract]
Share based compensation	$ 722,137	$ 198,820	$ 1,533,069	$ 436,376
Financing fees		232,804		332,578
Management fees	45,500		71,000
	$ 767,637	$ 431,624	$ 1,604,069	$ 768,954